Other operating income (Tables)	12 Months Ended
Dec. 31, 2018
Other Operating Income
Schedule of other operating income

	2018	2017	2016
Sale to joint operations	79	75	72
Exchange rate gains from operations	77	30	34
Sale of non-current assets	5	2	17
Sale of residential cable and fiber operations, Sweden	—	—	3
Service level agreements, for sold operations	16	3	4
Other income	19	18	5
Total other operating income	196	128	135